Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Receivable Net Current [Abstract]
Schedule of Accounts Receivable Net
(In thousands)	December 31, 2020	December 31, 2021
Accounts receivable	10,034	18,273
Less: Allowance for doubtful accounts	(3,289)	(3,350)
Accounts receivable, net	6,745	14,923

Schedule of Movement in Allowance for Doubtful Accounts

The following table presents movement in the allowance for doubtful accounts:

(In thousands)	December 31, 2019	December 31, 2020	December 31, 2021
Balance at beginning of the year	473	495	3,289
Additions	74	2,785	67
Reversal	(30)	—	(22)
Write-off	(20)	—	—
Exchange difference	(2)	9	16
Balance at end of the year	495	3,289	3,350